Schedule IV - Reinsurance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross amount	$ 152,197		$ 156,130		$ 155,865
Ceded to other companies	59,321	[1]	58,368	[1]	59,670	[1]
Assumed from other companies	849		889		955
Net amount	93,725		98,651		97,150
Percentage of amount assumed to net	0.90%		0.90%		1.00%
Life insurance in force
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross amount	36,532,268		35,166,813		34,597,944
Ceded to other companies	16,858,998	[1]	16,567,759	[1]	15,803,458	[1]
Assumed from other companies	602,378		623,979		663,707
Net amount	20,275,648		19,223,033		19,458,193
Percentage of amount assumed to net	3.00%		3.20%		3.40%
Life insurance
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross amount	138,973		143,652		143,571
Ceded to other companies	57,654	[1]	56,534	[1]	57,638	[1]
Assumed from other companies	849		889		955
Net amount	82,168		88,007		86,888
Percentage of amount assumed to net	1.00%		1.00%		1.10%
Accident and health insurance
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross amount	13,224		12,478		12,294
Ceded to other companies	1,667	[1]	1,834	[1]	2,032	[1]
Net amount	$ 11,557		$ 10,644		$ 10,262

[1]	No reinsurance or coinsurance income was netted against premiums ceded in 2012, 2011 or 2010.